Licensing Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Royalty payment on behalf of sub-licensee, percentage	2.50%
Sales revenue
Interest on amounts owed under license agreement, rate	3.00%
Licensing Agreements [Member]
Royalty payment, percentage	2.50%
Up-front sub-license fees, percentage	10.00%